Net Loss Per Share Attributable to Common Stockholders (Schedule of Outstanding Dilutive Securities) (Detail)	0 Months Ended	9 Months Ended		12 Months Ended
	Apr. 23, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total securities excluded from net loss per share attributable to common stockholders		1,521,320	1,379,245	1,366,027		1,561,677
Reverse stock split	0.1			0.1
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total securities excluded from net loss per share attributable to common stockholders		1,192,077	1,215,661	1,215,660	[1]	1,215,764	[1]
Stock Option Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total securities excluded from net loss per share attributable to common stockholders		255,385	162,509	107,330	[1]	286,659	[1]
Restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total securities excluded from net loss per share attributable to common stockholders		73,858	1,075	43,037	[1]	59,254	[1]

[1]	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.